Equity (Details)				6 Months Ended	12 Months Ended
	Oct. 10, 2024 $ / shares shares	Oct. 12, 2023 USD ($) $ / shares shares	Aug. 11, 2023 $ / shares shares	Dec. 31, 2024 $ / shares shares	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2024 $ / shares	Jun. 30, 2023 CNY (¥)
Equity [Line Items]
Authorized share capital (in Dollars) | $		$ 50,000
Percentage of statutory surplus reserve				10.00%	10.00%
Percentage of registered capital				50.00%	50.00%
Net assets (in Yuan Renminbi) | ¥					¥ 31,500,000
Share Subdivision [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.00001
Number of shares		0.00001
Class A Ordinary Shares [Member]
Equity [Line Items]
Per share (in Dollars per share) | $ / shares	$ 4
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.00001		$ 0.00001
Number of shares		10
Redesignated shares		820
Ordinary shares, authorized				4,980,000,000	4,980,000,000
Shares issued				10,850,000	8,700,000
Vote for each ordinary share		one
Originally issued ordinary shares				8,700,000	8,700,000
Shares issued and allocated	2,150,000			8,199,180	8,199,180
Ordinary Shares [Member]
Equity [Line Items]
Redesignated shares, par value (in Dollars per share) | $ / shares		$ 0.00001
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.00001		0.00001
Redesignated shares		130
Ordinary shares, authorized				20,000,000	20,000,000
Shares issued				1,300,000	1,300,000
Vote for each ordinary share		ten
Originally issued ordinary shares				1,300,000	1,300,000
Shares issued and allocated				1,299,870	1,299,870
Ordinary Shares [Member]
Equity [Line Items]
Number of shares issued			95
Per share (in Dollars per share) | $ / shares			$ 0.0001
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.00001
Number of shares		10
Stock of ordinary share		5,000,000,000
Originally issued ordinary shares		95
Consideration per share (in Dollars per share) | $ / shares						$ 0.00001
Ordinary Shares [Member] | Share Subdivision [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.0001
Redesignated shares		5,000,000,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Number of shares issued				2,150,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.00001
Ordinary shares, authorized		4,980,000,000
Shares issued		20,000,000
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Number of shares issued
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.00001
Shares issued		20,000,000
Consideration per share (in Dollars per share) | $ / shares				$ 0.00001